Trade Accounts Receivable, Net - Summary of Changes in Estimated Losses on Settlement (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of trade accounts receivables [line items]
Beginning balance	$ (30.7)	$ (58.5)	$ (11.1)
Additions	1.0	(1.8)	(57.1)
Write-off	17.0	29.4	15.0
Reclassification			29.6
Foreign exchange variation	0.1	0.2	(4.9)
Assets held for sale			(30.0)
Ending balance	$ (12.6)	$ (30.7)	$ (58.5)